PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
May 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at May 31, 2018 and 2017.

	May 31,	May 31,
	2018	2017
Computer equipment	$2,674	$2,674
Property and equipment, gross	2,674	2,674
Less: accumulated depreciation	(2,674)	(1,784)
Property and equipment, net	$-	$890

Depreciation expense totaled $890 and $892 for the years ended May 31, 2018 and 2017, respectively.